Investments and interests in other entities - Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 27, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments and interests in other entities
At beginning of the year		R$ 9,654	R$ 48,574
Capital contributions		125,273	14,170
Acquisition from a minority shareholder			18,458
Fair value on investment		106	(16)
Gain of changes in ownership		14,022
Share of loss of equity-accounted investees		(22,182)	409
Consolidation on the acquisition of control			(71,941)
At end of the year		126,873	9,654
INCO
Investments and interests in other entities
At beginning of the year		0
Capital contributions		110,230
Gain of changes in ownership		14,022
Share of loss of equity-accounted investees		(21,831)
At end of the year		R$ 102,421	0
Percentage of ownership interest in investee	26.09%	26.09%
Tera
Investments and interests in other entities
At beginning of the year		R$ 0
Capital contributions		15,000
Share of loss of equity-accounted investees		(351)
At end of the year		R$ 14,649	0
Percentage of ownership interest in investee		23.43%
Bewater
Investments and interests in other entities
At beginning of the year		R$ 9,654
Capital contributions		43
Fair value on investment		106
At end of the year		R$ 9,803	R$ 9,654
Percentage of ownership interest in investee		11.03%	14.50%